UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22906
Virtus Alternative Solutions Trust
(Exact name of registrant as specified in charter)

101 Munson Street
Greenfield, MA 01301-9668

Jennifer Fromm, Esq.
Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
One Financial Plaza
Hartford, CT 06103-2608
(Name and address of agent for service)

Registrant's telephone number, including area code:
(800)-243-1574
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025

Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Virtus Duff & Phelps Select MLP and Energy Fund
Class A / VLPAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class A / VLPAX	$144	1.40%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2025, the Fund’s Class A shares at NAV returned 5.21%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 6.99%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at NAV(1)	5.21%	29.33%	8.65%
Virtus Duff & Phelps Select MLP and Energy Fund (Class A/VLPAX) at POP(2),(3)	(0.57)%	27.87%	8.04%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8152
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus Duff & Phelps Select MLP and Energy Fund
Class C / VLPCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574. This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class C / VLPCX	$220	2.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2025, the Fund’s Class C shares at NAV returned 4.45%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 6.99%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class C/VLPCX) at NAV(1) and with CDSC(2)	4.45%	28.41%	7.83%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8153
Virtus Duff & Phelps Select MLP and Energy Fund

Virtus Duff & Phelps Select MLP and Energy Fund
Class I / VLPIX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the Virtus Duff & Phelps Select MLP and Energy Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Duff & Phelps Select MLP and Energy Fund Class I / VLPIX	$118	1.15%
Portfolio Manager Commentary by Duff & Phelps Investment Management Co.
  For the fiscal year ended October 31, 2025, the Fund’s Class I shares at NAV returned 5.53%. For the same period, the FT Wilshire 5000 Index, a broad-based securities market index, returned 20.86% and the Alerian Midstream Energy Index, which serves as the style-specific index, returned 6.99%.
  The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
  The Alerian Midstream Energy Index is a capped, float-adjusted, market capitalization-weighted index. The index is a broad-based composite of North American energy infrastructure companies that earn the majority of their cash flow from midstream activities involving energy commodities. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.
What factors impacted Fund performance over the reporting period?
As a sector fund, performance relative to the Alerian Midstream Energy Index typically reflects individual security selection. The biggest absolute contributors to performance during the 12-month period were DT Midstream, Cheniere Energy, MPLX, Williams Companies, and TC Energy. The biggest absolute detractors from performance during the period were ONEOK, Venture Global, Kinetik, PG&E, and Targa Resources. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Natural gas demand growth	Positive	Midstream companies benefited from a wave of new natural gas demand during the reporting period, which was anchored by increasing liquefied natural gas (LNG) exports and power generation needs. This drove both volume increases and new project development activity.

Artificial intelligence/Data centers	Positive	Market exuberance for the artificial intelligence theme drove a meaningful expansion of valuations for companies exposed to data center projects. This was largely a positive factor during the period, but it poses a potential risk to stock prices should this enthusiasm reverse.

Lower oil prices	Negative	Crude oil prices declined during the period, primarily triggered by OPEC+ ending a period of curtailed production, which stoked oversupply concerns. This broadly weighed on stock performance for midstream companies that operate primarily in oil-focused regions.

Tariffs and trade friction	Negative	The energy sector sold off broadly on initial tariff announcements given the potential for disruption to trade patterns and slower overall economic growth. This was another factor contributing to the weakness in crude oil prices.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
AVERAGE ANNUAL TOTAL RETURNS for periods ended 10/31/25	1 Year	5 Years	10 Years
Virtus Duff & Phelps Select MLP and Energy Fund (Class I/VLPIX) at NAV(1)	5.53%	29.67%	8.92%
FT Wilshire 5000 Index	20.86%	16.98%	14.25%
Alerian Midstream Energy Index	6.99%	26.98%	-%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Current performance may be lower or higher than the performance data quoted. Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end. Average annual total return is the annual compound return for the indicated period and reflects the change in share price and the reinvestment of all dividends and capital gains.
KEY FUND STATISTICS (as of October 31, 2025)
Fund net assets (‘000s)	$43,526
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$298
Portfolio turnover rate as of the end of the reporting period	61%
Asset Allocation(1)
Common Stocks & MLP Interests		100%
Diversified	37%
Natural Gas Pipelines	23%
Electric, LDC & Power	17%
Liquefied Natural Gas	9%
Petroleum Transportation & Storage	7%
Downstream/Other	4%
Gathering/Processing	2%
Upstream	1%
Total		100%
(1)	Percentage of total investments as of October 31, 2025.
Where can I find more information?
For more information about the Fund including its Prospectuses (Summary and Statutory), Statement of Additional Information, Financial Statements & Other Information, Fund holdings, and proxy voting information, please contact us at 1-800-243-1574, or visit https://www.virtus.com/investor-resources/mutual-fund-documents.
Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent or request additional copies by calling Mutual Fund Services at 1-800-243-1574.
8154
Virtus Duff & Phelps Select MLP and Energy Fund

(b)	Not applicable

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR. A copy of the currently applicable code is included as an exhibit.

(d)

The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2) The Registrant’s Board of Trustees has determined that each of Donald C. Burke and Brian T. Zino possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of such individual is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $22,259 for 2025 and $44,090 for 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $2,375 for 2024. Such audit-related fees include out of pocket expenses and fees related to a new fund launch.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2025 and $13,332 for 2024.

“Tax Fees” are primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Board of Trustees of Virtus Alternative Solutions Trust (the “Fund”) has adopted policies and procedures with regard to the pre-approval of services provided by its independent auditors. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that the Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements but are not included in the general pre-approval in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of, and ratifies, each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $15,707 for 2024.

(h)

The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Disclosure not required for open-end management investment companies.

Item 6. Investments.

(a)	Please refer to Item 7(a).

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) and (b): The registrant’s (annual) financial statements and financial highlights are as follows:

ANNUAL FINANCIALS (FORM N-CSR Item 7-11)
VIRTUS ALTERNATIVE SOLUTIONS TRUST
October 31, 2025

Virtus Duff & Phelps Select MLP and Energy Fund
Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Virtus Duff & Phelps Select MLP and Energy Fund
Proxy Voting Procedures and Voting Record (Form N-PX)
The subadviser votes proxies, if any, relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees”, or the “Board”). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at https://www.sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at
https://www.sec.gov.
This report is not authorized for distribution to prospective investors in the Fund presented in this book unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund’s record and other pertinent information.

Virtus Duff & Phelps Select MLP and Energy Fund
KEY INVESTMENT TERMS (Unaudited)
October 31, 2025
American Depositary Receipt (“ADR”)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.
Exchange–Traded Fund (“ETF”)
An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.
Master Limited Partnerships (“MLPs”)
Investment which combines the tax benefits of a limited partnership with the liquidity of publicly traded securities. To be classified as an MLP, a partnership must derive most of its cash flows from real estate, natural resources and commodities.
Real Estate Investment Trust (“REIT”)
A publicly traded company that owns, develops and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

Virtus Duff & Phelps Select MLP and Energy Fund
SCHEDULE OF INVESTMENTS
October 31, 2025
($ reported in thousands)

	Shares	Value
Common Stocks & MLP Interests—99.8%
Diversified—36.5%
Energy Transfer LP	90,217	$1,518
Enterprise Products Partners LP	68,560	2,111
Keyera Corp.	35,082	1,036
Kinder Morgan, Inc.	63,887	1,673
MPLX LP	57,052	2,896
ONEOK, Inc.	27,006	1,810
Pembina Pipeline Corp.	39,686	1,501
Targa Resources Corp.	21,650	3,335
		15,880

Downstream/Other—3.6%
Kodiak Gas Services, Inc.	24,763	913
Valero Energy Corp.	4,017	681
		1,594

Electric, LDC & Power—17.4%
Alliant Energy Corp.	20,764	1,387
CenterPoint Energy, Inc.	15,761	603
NextEra Energy, Inc.	15,700	1,278
NiSource, Inc.	28,325	1,193
OGE Energy Corp.	15,974	705
Sempra	19,587	1,801
Xcel Energy, Inc.	7,308	593
		7,560

Gathering/Processing—1.9%
Kinetik Holdings, Inc. Class A	21,302	820
	Shares	Value

Liquefied Natural Gas—9.1%
Cheniere Energy, Inc.	18,621	$3,948
Natural Gas Pipelines—22.6%
DT Midstream, Inc.	34,017	3,725
TC Energy Corp.	54,174	2,717
Williams Cos., Inc. (The)	59,138	3,422
		9,864

Petroleum Transportation & Storage—7.5%
Enbridge, Inc.	32,667	1,523
Gibson Energy, Inc.	23,895	407
Plains GP Holdings LP Class A	77,618	1,341
		3,271

Upstream—1.2%
EQT Corp.	9,592	514
Total Common Stocks & MLP Interests (Identified Cost $34,545)		43,451

Total Long-Term Investments—99.8% (Identified Cost $34,545)		43,451

TOTAL INVESTMENTS—99.8% (Identified Cost $34,545)		$43,451
Other assets and liabilities, net—0.2%		75
NET ASSETS—100.0%		$43,526

Abbreviations:
LP	Limited Partnership
MLP	Master Limited Partnership

Country Weightings (Unaudited)†
United States	83%
Canada	17
Total	100%
† % of total investments as of October 31, 2025.
The following table summarizes the value of the Fund’s investments as of October 31, 2025, based on the inputs used to value them (See Security Valuation Note 2A in the Notes to Financial Statements):
	Total Value at October 31, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks & MLP Interests	$43,451	$43,451
Total Investments	$43,451	$43,451
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at October 31, 2025.
There were no transfers into or out of Level 3 related to securities held at October 31, 2025.
For information regarding the abbreviations, see the Key Investment Terms starting on page 1.
See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
STATEMENT OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7)
October 31, 2025
(Reported in thousands except shares and per share amounts)

Assets
Investment in securities at value(1)	$43,451
Cash	113
Receivables
Fund shares sold	1
Dividends and interest	107
Tax receivable	1
Prepaid Trustees’ retainer	1
Prepaid expenses	24
Other assets	7
Total assets	43,705
Liabilities
Payables
Fund shares repurchased	60
Investment advisory fees	18
Distribution and service fees	6
Administration and accounting fees	23
Transfer agent and sub-transfer agent fees and expenses	10
Professional fees	26
Trustee deferred compensation plan	7
Interest expense and/or commitment fees	— (a)
Other accrued expenses	29
Total liabilities	179
Commitments and contingencies (Note 3D)	—
Net Assets	$43,526
Net Assets Consist of:
Capital paid in on shares of beneficial interest	$31,238
Accumulated earnings (loss)	12,288
Net Assets	$43,526

See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
STATEMENT OF ASSETS AND LIABILITIES (FORM N-CSR ITEM 7) (Continued)
October 31, 2025
(Reported in thousands except shares and per share amounts)
Net Assets:
Class A	$25,068
Class C	$795
Class I	$17,663
Shares Outstanding (unlimited number of shares authorized, no par value):
Class A	1,559,775
Class C	50,021
Class I	1,111,609
Net Asset Value and Redemption Price Per Share:*
Class A	$16.07
Class C	$15.90
Class I	$15.89
Maximum Offering Price Per Share (NAV/(1-5.50%)):
Class A	$17.01
Maximum Sales Charge - Class A	5.50%
(1) Investment in securities at cost	$34,545

(a)	Amount is less than $500 (not in thousands).
*	Net Asset Value and Redemption Price Per Share are calculated using unrounded net assets.
See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
STATEMENT OF OPERATIONS (FORM N-CSR ITEM 7)
YEAR ENDED October 31, 2025
($ reported in thousands)

Investment Income
Dividends	$2,255
Less: return of capital distributions	(936)
Foreign taxes withheld	(73)
Total investment income	1,246
Expenses
Investment advisory fees	467
Distribution and service fees, Class A	77
Distribution and service fees, Class C	8
Administration and accounting fees	77
Transfer agent fees and expenses	25
Sub-transfer agent fees and expenses, Class A	39
Sub-transfer agent fees and expenses, Class C	1
Sub-transfer agent fees and expenses, Class I	23
Custodian fees	— (a)
Printing fees and expenses	21
Professional fees	45
Interest expense and/or commitment fees	1
Registration fees	52
Trustees’ fees and expenses	4
Miscellaneous expenses	12
Total expenses	852
Less net expenses reimbursed and/or waived by investment adviser(1)	(169)
Net expenses	683
Net investment income (loss)	563
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	4,217
Foreign currency transactions	(1)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,080)
Net realized and unrealized gain (loss) on investments	1,136
Net increase (decrease) in net assets resulting from operations	$1,699

(a)	Amount is less than $500 (not in thousands).
(1)	See Note 3D in Notes to Financial Statements.
See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
STATEMENT OF CHANGES IN NET ASSETS (FORM N-CSR ITEM 7)
($ reported in thousands)

	Year Ended October 31, 2025	Year Ended October 31, 2024
Increase (Decrease) in Net Assets Resulting from Operations
Net investment income (loss)	$563	$398
Net realized gain (loss)	4,216	4,597
Net change in unrealized appreciation (depreciation)	(3,080)	6,673
Increase (decrease) in net assets resulting from operations	1,699	11,668
Dividends and Distributions to Shareholders
Net Investment Income and Net Realized Gains:
Class A	(826)	(145)
Class C	(18)	(5)
Class I	(585)	(211)
Return of Capital:
Class A	—	(313)
Class C	—	(10)
Class I	—	(455)
Total dividends and distributions to shareholders	(1,429)	(1,139)
Change in Net Assets from Capital Transactions (See Note 5):
Class A	6,150	7,335
Class C	83	(6)
Class I	(5,641)	(5,647)
Increase (decrease) in net assets from capital transactions	592	1,682
Net increase (decrease) in net assets	862	12,211
Net Assets
Beginning of period	42,664	30,453
End of Period	$43,526	$42,664
See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
FINANCIAL HIGHLIGHTS (FORM N-CSR ITEM 7)
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Return of Capital	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)(3)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(4)	Ratio of Gross Expenses to Average Net Assets(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(5)	Portfolio Turnover Rate

Class A
11/1/24 to 10/31/25	$15.72	0.17	0.65	0.82	(0.32)	—	(0.15)	(0.47)	0.35	$16.07	5.21%	$25,068	1.40%	1.73%	1.00%	61%
11/1/23 to 10/31/24	11.61	0.14	4.41	4.55	(0.14)	(0.30)	—	(0.44)	4.11	15.72	39.47	19,380	1.40	1.73	1.04	46
11/1/22 to 10/31/23	11.75	0.06	0.18	0.24	(0.29)	(0.09)	—	(0.38)	(0.14)	11.61	2.16	8,600	1.44 (6)	1.73	0.52	44
11/1/21 to 10/31/22	9.37	0.04	2.69	2.73	—	(0.35)	—	(0.35)	2.38	11.75	29.24	8,668	1.42 (6)	1.60	0.34	43
11/1/20 to 10/31/21	5.19	(0.01)	4.49	4.48	(0.08)	(0.22)	—	(0.30)	4.18	9.37	86.75	2,117	1.40	2.02	(0.14)	49
Class C
11/1/24 to 10/31/25	$15.57	0.04	0.65	0.69	(0.21)	—	(0.15)	(0.36)	0.33	$15.90	4.45%	$795	2.15%	2.47%	0.25%	61%
11/1/23 to 10/31/24	11.49	0.03	4.37	4.40	(0.10)	(0.22)	—	(0.32)	4.08	15.57	38.47	708	2.15	2.51	0.24	46
11/1/22 to 10/31/23	11.59	(0.02)	0.17	0.15	(0.19)	(0.06)	—	(0.25)	(0.10)	11.49	1.36	527	2.19 (6)	2.50	(0.22)	44
11/1/21 to 10/31/22	9.25	(0.02)	2.62	2.60	—	(0.26)	—	(0.26)	2.34	11.59	28.17	743	2.16 (6)	2.32	(0.16)	43
11/1/20 to 10/31/21	5.12	(0.07)	4.45	4.38	(0.07)	(0.18)	—	(0.25)	4.13	9.25	85.81	297	2.15	2.77	(0.83)	49
Class I
11/1/24 to 10/31/25	$15.54	0.21	0.65	0.86	(0.36)	—	(0.15)	(0.51)	0.35	$15.89	5.53%	$17,663	1.15%	1.47%	1.25%	61%
11/1/23 to 10/31/24	11.45	0.16	4.36	4.52	(0.14)	(0.29)	—	(0.43)	4.09	15.54	39.79	22,576	1.15	1.48	1.22	46
11/1/22 to 10/31/23	11.59	0.09	0.17	0.26	(0.31)	(0.09)	—	(0.40)	(0.14)	11.45	2.36	21,326	1.19 (6)	1.49	0.76	44
11/1/21 to 10/31/22	9.22	0.09	2.62	2.71	—	(0.34)	—	(0.34)	2.37	11.59	29.48	25,578	1.17 (6)	1.36	0.90	43
11/1/20 to 10/31/21	5.10	0.02	4.42	4.44	(0.08)	(0.24)	—	(0.32)	4.12	9.22	87.52	22,478	1.15	1.78	0.28	49

Footnote Legend
(1)	Calculated using average shares outstanding.
(2)	Sales charges, where applicable, are not reflected in the total return calculation.
(3)
Total Return is calculated based on the NAV at which shareholder transactions were processed, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual report.

(4)	The Fund will also indirectly bear their prorated share of expenses of any underlying fund in which they invest. Such expenses are not included in the calculation of this ratio.
(5)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invests.
(6)	Net expense ratio includes extraordinary proxy expenses.
See Notes to Financial Statements

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
Note 1. Organization
Virtus Alternative Solutions Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of the date of these financial statements, the Trust is comprised of three funds of which Virtus Duff & Phelps Select MLP and Energy Fund (the “Fund”) is reported in these financial statements. The Fund has a distinct investment objective and the Fund is non-diversified. There is no guarantee that the Fund will achieve its objective(s).
The Fund offers Class A shares, Class C shares and Class I shares.
Class A shares of the Fund are sold with a front-end sales charge of up to 5.50% with some exceptions. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, a 1% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions made within a certain period following purchases on which a finder’s fee has been paid. The period for which such CDSC applies for the Fund is 18 months. The CDSC period begins on the last day of the month preceding the month in which the purchase was made.
Class C shares are generally sold with a 1% CDSC, applicable if redeemed within one year of purchase. Class C shares and any reinvested dividends and other distributions paid on such shares, will be automatically converted to Class A shares of the same Fund following a required holding period, which as of March 1, 2021, was eight years. Effective January 1, 2019 to February 28, 2021, with certain exceptions, Class C shares and any reinvested dividends and other distributions paid on such shares, were automatically converted to Class A shares of the same Fund ten years after the purchase date. If an investor intends to purchase greater than $999,999 of Class C shares, and the purchase would qualify for Class A shares with no load, then the purchase will automatically be made into a purchase of Class A shares, thus reducing expenses.
Class I Shares are offered primarily to clients of financial intermediaries that (i) charge such clients an ongoing fee for advisory, investment, consulting, or similar services; or (ii) have entered into an agreement with the fund’s distributor to offer Class I Shares through a no-load network or platform. Such clients may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Class I Shares are also offered to private and institutional clients of, or referred by, the adviser, a subadviser or their affiliates, and to Trustees of the fund and trustees/directors of affiliated open- and closed-end fund, and directors, officers and employees of Virtus and its affiliates. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I shares are without a front-end sales charge or CDSC.
The Fund may impose an annual fee on accounts having balances of less than $2,500. The small account fee may be waived in certain circumstances, as disclosed in the prospectus and/or statement of additional information. The fees collected will be used to offset certain expenses of the Fund. These fees are reflected as “Less low balance account fees” in the Fund’s Statement of Operations for the period, as applicable.
Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears any expenses attributable specifically to that class (“class-specific expenses”) and has exclusive voting rights with respect to any Rule 12b-1 and/or shareholder service plan (“12b-1 Plan”) approved by the Board. Class I shares are not subject to a 12b-1 Plan. Class-specific expenses may include shareholder servicing fees, sub-transfer agency fees, and fees under a 12b-1 Plan, as well as certain other expenses as designated by the Fund’s Treasurer and approved by the Board. Investment income, common operating expenses and realized and unrealized gains and losses of the Fund are borne pro-rata by the holders of each class of shares.
Note 2. Significant Accounting Policies
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.
A.
Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
 • Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
 • Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
 • Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
B.
Security Transactions and Investment Income
Security transactions are recorded on the trade date. Realized gains and losses from the sale of securities are determined on the identified cost basis. Dividend income and capital gain distributions are recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Dividend income from REIT and MLP investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed their cost basis, the distributions are treated as realized gains. The Fund invests in MLPs that make distributions that are primarily attributable to return of capital. The actual amounts of income, return of capital, and capital gains are only determined by each REIT and MLP after its fiscal year-end, and may differ from the estimated amounts.
C.
Income Taxes
The Fund is treated as a separate taxable entity. It is the intention of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.
Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Fund’s U.S. federal income tax return is generally subject to examination by the Internal Revenue Service for a period of three years after it is filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction.
D.
Distributions to Shareholders
Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP.
E.
Expenses
Expenses incurred together by the Fund and other affiliated mutual funds are allocated in proportion to the net assets of each such fund, except where allocation of direct expenses to the Fund and each such other fund, or an alternative allocation method, can be more appropriately used.
In addition to the net annual operating expenses that the Fund bears directly, the shareholders of a Fund indirectly bear the pro-rata expenses of any underlying mutual funds in which the Fund invests.
F.
Foreign Currency Transactions
Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. For equity securities, the Fund does not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held and such fluctuations are included with the net realized and unrealized gain or loss on investments.

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
G.
MLP Risk
Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
Because an MLP is treated as a partnership for federal income tax purposes, holders of its equity are taxed on their allocable share of income from the MLP rather than distributions received from the MLP. Many MLPs make cash distributions in excess of their taxable income. The excess of distributions over income reduces the partners’ tax basis in their equity interest in the MLP. Accordingly, the tax on such distributions may be deferred until the MLP interest is sold. Similarly, if the fund makes distributions to its shareholders in excess of its taxable income, such excess will represent a return of capital that reduces shareholders’ tax basis in their shares. Because the basis reduction would increase any future gain on a disposition of the shares the tax may be deferred until each shareholder sells its shares.
H.
Securities Lending
The Fund may loan securities to qualified brokers through a securities lending agency agreement with The Bank of New York (“BNY”). Under the securities lending policy, when lending securities the Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan bringing the collateral market value in line with the required percent. Due to timing of collateral adjustments, the market value of collateral held with respect to a loaned security, may be more or less than the value of the security on loan.
Collateral may consist of cash and securities issued by the U.S. government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged/paid by BNY for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.
Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.
At October 31, 2025, the Fund did not have any securities on loan.
I.
Segment Reporting
Accounting Standards Codification (“ASC”) 280, Segment Reporting, established disclosure requirements relating to operating segments in financial statements. The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which is intended to enhance reportable operating segment disclosure requirements. Operating segments are defined as components of a reporting entity about which separate financial information, including disclosures about income and expenses, is available that is regularly evaluated by the chief operating decision maker (“CODM”) in deciding how to allocate resources and assess its performance. The Trust is organized as a series of funds, each of which is structured as an investment company and represents a single operating segment. Subject to the oversight and, when applicable, approval of the Trust’s Board of Trustees, the Fund’s Adviser acts as the Fund’s CODM. The CODM monitors the Fund’s operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on its defined investment objective. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements. Adoption of the new standard impacted the Fund’s financial statement note disclosures only and did not affect the Fund’s financial position or the results of its operations.
Note 3. Investment Advisory Fees and Related Party Transactions
($ reported in thousands)
A.
Investment Adviser
Virtus Investment Advisers, LLC (“Adviser”), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Fund. The Adviser manages the Fund’s investment programs and general operations of the Fund, including oversight of the Fund’s subadviser.
As compensation for its services to the Fund, the Adviser is entitled to a fee, which is calculated daily and paid monthly based upon the following annual rates as a percentage of the average daily net assets of the Fund:

First $1 Billion	$1+ Billion
0.90%	0.85%
Effective January 1, 2025, Virtus Investment Advisers, LLC (“VIA”) has replaced Virtus Alternative Investment Advisers, LLC (“VAIA”) as the investment adviser to the Fund. As a result, also effective January 1, 2025, VAIA’s rights and obligations under the investment advisory, subadvisory and expense limitation agreements for the Trust have been transferred to, and assumed by, VIA. Both VIA and VAIA are wholly-owned indirect subsidiaries of Virtus. No changes have been made to (i) the investment advisory fee rates payable by the Fund or (ii) the Fund’s subadviser or the portfolio managers managing the Fund.

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
B.
Subadviser
Duff & Phelps Investment Management Co., an indirect wholly-owned subsidiary of Virtus, is the subadviser to the Fund. The subadviser manages the investments of the Fund, for which it is paid a fee by the Adviser.
C.
Expense Limitations
The Adviser has contractually agreed to limit the Fund’s annual total operating expenses, subject to the exceptions listed below, so that such expenses do not exceed, on an annualized basis, the following respective percentages of average daily net assets through February 28, 2026. Following the contractual period, the Adviser may discontinue these expense limitation arrangements at any time. The waivers and reimbursements are accrued daily and received monthly.
Class A	Class C	Class I
1.40%	2.15%	1.15%
The exclusions include front-end or contingent deferred loads, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any.
D.
Expense Recapture
Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with any applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the year ending October 31:
	2026	2027	2028	Total
Class A	$28	$38	$101	$167
Class C	3	2	3	8
Class I	75	74	65	214
During the year ended October 31, 2025, the Adviser did not recapture any expenses previously waived.
E.
Distributor
VP Distributors, LLC (“VP Distributors”), an indirect, wholly-owned subsidiary of Virtus, serves as the distributor of the Fund’s shares. VP Distributors has advised the Fund that for the year ended October 31, 2025, it retained net commissions of $10 for Class A shares and CDSC of $—(1) for Class C shares, respectively.
In addition, the Fund pays VP Distributors 12b-1 fees under a 12b-1 Plan as a percentage of the average daily net assets of each respective class at the annual rates of 0.25% for Class A shares and 1.00% for Class C shares. Class I shares are not subject to a 12b-1 Plan.
Under certain circumstances, shares of certain Virtus Funds may be exchanged for shares of the same class of certain other Virtus Funds on the basis of the relative NAV per share at the time of the exchange. On exchanges with share classes that carry a CDSC, the CDSC schedule of the original shares purchased continues to apply.
(1) Amount is less than $500 (not in thousands).
F.
Administrator and Transfer Agent
Virtus Fund Services, LLC, an indirect, wholly-owned subsidiary of Virtus, serves as the administrator and transfer agent to the Fund.
For the year ended October 31, 2025, the Fund incurred administration fees totaling $49 which are included in the Statement of Operations within the line item “Administration and accounting fees.” The fees are calculated daily and paid monthly.
For the year ended October 31, 2025, the Fund incurred transfer agent fees totaling $22 which are included in the Statement of Operations within the line item “Transfer agent fees and expenses.” The fees are calculated daily and paid monthly.
G.
Investments with Affiliates
The Fund is permitted to purchase assets from or sell assets to certain related affiliates under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of assets by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers comply with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the year ended October 31, 2025, the Fund did not engage in any transactions pursuant to Rule 17a-7 under the 1940 Act.

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
H.
Trustee Deferred Compensation Plan
The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other assets” in the Statement of Assets and Liabilities at October 31, 2025.
Note 4. Purchases and Sales of Securities
($ reported in thousands)
Purchases and sales of securities (excluding U.S. government and agency securities and short-term securities) during the year ended October 31, 2025, were as follows:
Purchases	Sales
$32,947	$30,831
There were no purchases or sales of long-term U.S. government and agency securities during the year ended October 31, 2025.
Note 5. Capital Share Transactions
(reported in thousands)
Transactions in shares of capital stock, during the years ended as indicated below, were as follows:
	Year Ended October 31, 2025		Year Ended October 31, 2024
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold and cross class conversions	1,553	$26,501	811	$11,576
Reinvestment of distributions	51	826	30	448
Shares repurchased and cross class conversions	(1,277)	(21,177)	(349)	(4,689)
Net Increase / (Decrease)	327	$6,150	492	$7,335
Class C
Shares sold and cross class conversions	15	$246	9	$119
Reinvestment of distributions	1	19	1	15
Shares repurchased and cross class conversions	(11)	(182)	(10)	(140)
Net Increase / (Decrease)	5	$83	—	$(6)
Class I
Shares sold and cross class conversions	334	$5,617	244	$3,284
Reinvestment of distributions	36	571	34	493
Shares repurchased and cross class conversions	(711)	(11,829)	(689)	(9,424)
Net Increase / (Decrease)	(341)	$(5,641)	(411)	$(5,647)
Note 6. 10% Shareholders
As of October 31, 2025, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:
% of Shares Outstanding	Number of Accounts*
35%	1

*	None of the accounts are affiliated.

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
Note 7. Market Risk and Asset Concentration
Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.
In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.
The Fund may invest a high percentage of its assets in specific sectors of the market in the pursuit of its investment objective. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.
At October 31, 2025, the Fund held securities issued by various companies in specific sectors as detailed below:
Sector	Percentage of Total Investments
Diversified	37%
Note 8. Indemnifications
Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its funds. In addition, in the normal course of business, the Trust and the Fund enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust or the Fund and that have not occurred. However, neither the Trust nor the Fund have had prior claims or losses pursuant to these arrangements, and they expect the risk of loss to be remote.
Note 9. Restricted Securities
Restricted securities are not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category. The Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.
At October 31, 2025, the Fund did not hold any securities that were restricted.
Note 10. Redemption Facility
($ reported in thousands)
The Fund and certain other affiliated funds are parties to a $250,000 unsecured line of credit agreement dated September 18, 2017, as amended, (“Credit Agreement”) with a commercial bank. During the reporting period, the Credit Agreement was renewed with $35,000 of the total line of credit of $250,000 being allocated to one other affiliated fund and $215,000 being available to the Fund and certain other affiliated funds. Unless renewed, the Credit Agreement will terminate on July 2, 2026. The Credit Agreement allows the Fund to borrow cash from the bank to manage large, unexpected redemptions and trade fails, up to a limit of one-third or one-fifth, as applicable, of the Fund’s total net assets in accordance with the terms of the agreement. The Fund, which is a party to the Credit Agreement is individually, and not jointly, liable for its borrowings, if any. The lending bank could require repayment of outstanding borrowings upon certain circumstances such as an event of default. Interest is charged at the higher of a SOFR or the Federal Funds Rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. Total commitment fees paid for the year ended October 31, 2025, are included in the “interest expense and/or commitment fees” line on the Statements of Operations.
The Fund had outstanding loans during the year. The borrowings were valued at cost, which approximates fair value.

Interest Incurred on Borrowing	Average Borrowing	Weighted Average Interest Rate	Days Outstanding
$— (1)	$700	5.36%	3

(1)	Amount is less than $500 (not in thousands).

Virtus Duff & Phelps Select MLP and Energy Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
October 31, 2025
Note 11. Federal Income Tax Information
($ reported in thousands)
At October 31, 2025, the approximate cost basis and aggregate unrealized appreciation (depreciation) of investments and other financial instruments for federal income tax purposes were as follows:
Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$33,322	$10,885	$(756)	$10,129
The components of distributable earnings on a tax basis and certain tax attributes for the Fund consist of the following:
Undistributed Long-Term Capital Gains
$2,528
The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
The tax character of dividends and distributions paid during the years ended October 31, 2025 and 2024, was as follows:
	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
10/31/25	$1,028	$401	$—	$1,429
10/31/24	361	—	778	1,139
Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. Permanent reclassifications can arise from differing treatment of certain income and gain transactions and nondeductible current year net operating losses. These adjustments have no impact on net assets or net asset value per share of the Fund. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.
Note 12. Regulatory Matters and Litigation
From time to time, the Trust, the Fund, the Adviser and/or the subadviser and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their activities. At this time, the Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.
Note 13. Recent Accounting Pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of this ASU.
Note 14. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available for issuance, and has determined that the following are subsequent events requiring recognition or disclosure in these financial statements.
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service. Please refer to the Fund’s Prospectuses for any differences between share classes, including sales charge structure, expenses and other options.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Virtus Alternative Solutions Trust and Shareholders of Virtus Duff & Phelps Select MLP and Energy Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Virtus Duff & Phelps Select MLP and Energy Fund (one of the funds constituting Virtus Alternative Solutions Trust, hereafter referred to as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 22, 2025

We have served as the auditor of one or more of the investment companies in the Virtus group of investment companies since at least 1977. We have not been able to determine the specific year we began serving as auditor.

Virtus Duff & Phelps Select MLP and Energy Fund
OTHER INFORMATION
October 31, 2025
FORM N-CSR ITEM 8 - Changes in and Disagreements with Accountants
None
FORM N-CSR ITEM 9 - Proxy Disclosure
None
FORM N-CSR ITEM 10 - Remuneration Paid to Trustees
($ reported in thousands)
For the year ended October 31, 2025, the Fund incurred independent Trustee’s fees totaling $4 which are included in the Statement of Operations within the line item “Trustees fees and expenses”. No remuneration was paid to the officers or affiliated trustee.
FORM N-CSR ITEM 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
None

Virtus Duff & Phelps Select MLP and Energy Fund
TAX INFORMATION NOTICE (Unaudited)
October 31, 2025
The following information ($ reported in thousands) is being provided in order to meet reporting requirements set forth by the Code and/or to meet state specific requirements. In early 2026, the Fund will notify applicable shareholders of amounts for use in preparing 2025 U.S. federal income tax forms. Shareholders should consult their tax advisors.
With respect to distributions paid during the fiscal year ended October 31, 2025, the Fund designates the following amounts (or, if subsequently determined to be different, the maximum amount allowable):

Qualified Dividend Income % (non-corporate shareholder)	Dividend Received Deduction % (corporate shareholders)	Long-Term Capital Gain Distributions ($)
100.00%	84.24%	$2,929

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Virtus Duff & Phelps Select MLP and Energy Fund
101 Munson Street
Greenfield, MA 01301-9668
Trustees
Connie D. McDaniel, Chair
George R. Aylward
Donald C. Burke
Sarah E. Cogan
Deborah A. DeCotis
F. Ford Drummond
John R. Mallin
R. Keith Walton
Brian T. Zino
Principal Officers
George R. Aylward, President
Peter Batchelar, Senior Vice President
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
Timothy Branigan, Vice President and Fund Chief Compliance Officer
Jennifer Fromm, Vice President, Counsel, Chief Legal Officer and Secretary
Julia R. Short, Senior Vice President
Richard W. Smirl, Executive Vice President
Investment Adviser
Virtus Investment Advisers, LLC
One Financial Plaza
Hartford, CT 06103-2608
Principal Underwriter
VP Distributors, LLC
One Financial Plaza
Hartford, CT 06103-2608
Administrator and Transfer Agent
Virtus Fund Services, LLC
One Financial Plaza
Hartford, CT 06103-2608
Custodian
The Bank of New York
240 Greenwich Street
New York, NY 10286-1048
Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
2001 Market Street
Philadelphia, PA 19103-7042
How to Contact Us
Mutual Fund Services
1-800-243-1574
Adviser Consulting Group
1-800-243-4361
Website
Virtus.com

P.O. Box 534470
Pittsburgh, PA 15253-4470

For more information about Virtus Duff & Phelps Select MLP and Energy Fund, please contact us at 1-800-243-1574, or visit Virtus.com.
8555 12-25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Other Information Section in Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Refer to the Other Information Section in Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Disclosure not required for open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Disclosure not required for open-end management investment companies

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Disclosure not required for open-end management investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Alternative Solutions Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/29/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date 12/29/2025

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer
(principal financial and accounting officer)

Date 12/29/2025

*  Print the name and title of each signing officer under his or her signature.